Commitments and Contingencies (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Commitments and Contingencies [Abstract]
Long service payment	$ 1,321,956	$ 170,064	$ 1,008,306